CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS - DENOMINATED BY CURRENCY (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	¥ 1,562,334	¥ 1,847,753
RMB
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	1,473,434	1,770,091
HKD
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	88,892	77,608
USD
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	¥ 8	¥ 54